Derivative Financial Instruments - Schedule of the Effects of Derivatives Designated as Cash Flow Hedges (Details) - Foreign currency forward contracts - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) recognized in AOCL	$ 1,863	$ 1,950	$ (7,410)
Net gains (losses) reclassified from AOCL into the combined statements of operations	$ 1,882	$ 389	$ (3,481)